Sales, General and Administrative expenses - Summary of Sales, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About General And Administrative Expense [Abstract]
Employee benefits expense			$ 34,362	$ 26,020
Contractors and consultants' expense			2,501	7,008
IT and hosting costs			20,219	16,609
Property related expenses			8,651	10,214
Professional fees			8,645	4,469
Marketing			6,575	7,691
Insurance			4,172	2,444
Staffing, training and recruitment			3,494	6,393
Local taxes			2,359	2,321
Office and clinical supplies			2,120	2,362
Travel and accommodation			1,154	2,917
Trademarks and patents			753	503
Depreciation and amortization			3,399	1,315
Other			4,937	625
Total	$ 76,606	$ 52,762	$ 103,341	$ 90,891